UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Share capital	Share premium	Capital reserve	Cash flow hedge reserve	Translation differences	Remeasurements	Other reserves	Accumulated deficit	Non-controlling interests
Beginning balance at Dec. 31, 2024	$ 5,008.4	$ 18.4	$ 3,189.1	$ 2,789.2	$ 19.6	$ (137.6)	$ 42.5	$ 63.0	$ (984.9)	$ 9.1
Other comprehensive (loss)/income	66.8				(28.7)	95.1	0.4
Net income for the period	138.1								134.6	3.5
TOTAL COMPREHENSIVE INCOME	204.9				(28.7)	95.1	0.4		134.6	3.5
Transactions with owners:
Share-based payments	6.6							6.6
Shares issued due to exercise of share options	10.0	0.1	9.9
Shares issued due to vesting of RSUs/PSUs	0.9	0.0	0.9
Ending balance at Mar. 31, 2025	5,230.8	18.5	3,199.9	2,789.2	(9.1)	(42.5)	42.9	69.6	(850.3)	12.6
Beginning balance at Dec. 31, 2025	5,820.9	18.6	3,251.2	2,789.2	(43.4)	218.8	50.3	74.8	(557.5)	18.9
Other comprehensive (loss)/income	(71.0)				22.6	(94.3)	0.7
Net income for the period	170.1								164.6	5.5
TOTAL COMPREHENSIVE INCOME	99.1				22.6	(94.3)	0.7		164.6	5.5
Transactions with owners:
Share-based payments	9.3							9.3
Shares issued due to exercise of share options	3.9	0.0	4.9					(1.0)
Shares issued due to vesting of RSUs/PSUs	0.0	0.0	1.5					(1.5)
Capital increase - share issuance	835.4	0.8	834.6
Dividend declared by subsidiary to non-controlling interests	(13.0)									(13.0)
Ending balance at Mar. 31, 2026	$ 6,755.6	$ 19.4	$ 4,092.2	$ 2,789.2	$ (20.8)	$ 124.5	$ 51.0	$ 81.6	$ (392.9)	$ 11.4